SEMI-ANNUAL REPORT




State Farm Balanced Fund, Inc.

ONE STATE FARM PLAZA  -  BLOOMINGTON, ILLINOIS 61710

For Account Information and Shareowner
Services:  (309) 766-2029
           (800) 447-0740













                                                               May 31, 1997








This report is not to be distributed unless preceded or accompanied by a prospectus.

                        STATE FARM BALANCED FUND, INC.

Dear Shareowner:

    The U.S. equity market continues to post very strong returns. The S&P 500 Index has produced total returns of 29.4% and 13.1% respectively for the twelve and six months ended May 31, 1997, while the Balanced Fund yielded 16.0% and 5.8% for the same periods. Returns of this magnitude are somewhat surprising since they follow extraordinary results in 1995 and 1996. As is to be expected in periods of robust equity markets, the total return of the entire Fund is pulled down by results of its fixed income portfolio.

    The S&P 500 Index has rebounded sharply since the middle of April. After rising roughly 10% in January and February, the S&P 500 lost virtually all of those gains in March and early April as investors worried about the possibility of protracted monetary tightening by the Federal Reserve Board and accompanying increases in market interest rates. Stock prices have bounced back vigorously over the last 45 days or so. Investors are encouraged by good earnings results which were reported by most companies for the first quarter of 1997 and now seem to be less concerned about a significant rise in interest rates anytime soon.

    The strong advance in stock prices became very narrow over the past twelve months. A few large- capitalization growth stocks have been leading the market higher, while values of many other stocks have been moving upward at a slower pace or declining. Newsweek published an analysis which illustrated how the "two-tier" nature of the market played out in 1996. As illustrated below, price gains experienced by the 500 stocks which are included in the S&P Index vary greatly when broken down by market capitalization:

    S&P 500 (all stocks)............................................  +20.3% for the year
    S&P 500 (without the 25 biggest capitalization stocks)..........  +12.2% for the year
    S&P 500 (without the 50 biggest capitalization stocks)..........   +9.1% for the year
    S&P 500 (without the 100 biggest capitalization stocks).........   +5.4% for the year

    One can readily observe that portfolios which did not contain a full weighting of the largest capitalization companies clearly were at a disadvantage in 1996. Although the breadth of the market expanded somewhat in May when small capitalization and economically sensitive stocks did quite well, the same phenomenon continues to exist so far in 1997. A major brokerage firm recently reported that they monitor the price performance of 7,764 stocks, and over the last 12 months 61.6% of those stocks showed price changes which lagged the S&P 500 Index by 15 percentage points or more. In a narrow market environment such as this, most portfolios, including that of the Fund, do not keep up with results of the Index. Eventually the overwhelming popularity of investing in large capitalization growth companies will diminish. One can never know when, but most often the general preferences of investors change when economic fundamentals dictate a different investment course or valuations of a certain group of stocks reach levels which are very high when compared to other stocks.

    Fixed income investments of your Fund are presently providing very satisfactory levels of real interest income in a world where domestic inflation seems to be increasing at an annual rate in the 2-3% range.

    Present valuations of common stocks seem to leave little room for negative surprises. When measured by virtually all general standards, common stocks, viewed as an asset class, are selling at the high end of historical valuation levels. Corporate earnings and interest rates probably need to remain supportive if the market is to maintain present levels or move significantly higher. In periods of relatively high valuations, we feel it becomes more important than ever to invest in companies that are growing and displaying operational progress. As is always the case, such an orientation is the focus of our work.

    The directors have declared a semi-annual dividend of $.75 per Balanced Fund share which will be used to purchase additional shares of your account at the net asset value at the close of business on June 30, 1997 unless you have elected to receive payment directly by check.


                                  Sincerely,






/s/ Paul N. Eckley         /s/ John S. Concklin         /s/ Kurt G. Moser

Paul N. Eckley             John S. Concklin             Kurt G. Moser
Vice President             Vice President               Vice President

June 20, 1997

                        STATE FARM BALANCED FUND, INC.
                           PORTFOLIO OF INVESTMENTS
                                 MAY 31, 1997
                                 (UNAUDITED)

SHARES                                                                       VALUE

                            COMMON STOCKS (63.0%)
                AGRICULTURE & FOOD (6.4%)
    736,957     Archer-Daniels-Midland Company                        $     14,739,140
     26,000     Campbell Soup Company                                        1,196,000
    190,000     The Coca-Cola Company                                       12,967,500
    155,000     Kellogg Company                                             11,431,250
     27,000     Pioneer Hi-Bred International, Inc.                          1,883,250
     29,000     Sara Lee Corporation                                         1,185,375
                                                                      ----------------
                                                                            43,402,515

                BANKS (6.6%)
     48,000     ABN AMRO Holding N.V.                                          888,379
     23,250     Amsouth Bancorporation                                         909,656
     95,000     Banc One Corporation                                         4,108,750
     35,000     First Chicago NBD Corporation                                2,073,750
      1,900     First Empire State Corporation                                 609,900
     17,100     First Security Corporation                                     418,950
      8,200     First Virginia Banks, Inc.                                     459,200
     17,700     Golden West Financial Corporation                            1,199,175
     38,400     J.P. Morgan & Co. Incorporated                               4,128,000
     71,400     MBNA Corporation                                             2,418,675
     20,500     Northern Trust Corporation                                   1,007,063
     86,400     Norwest Corporation                                          4,622,400
     90,480     Pacific Century Financial Corporation                        4,162,080
     83,462     Popular, Inc.                                                3,077,661
     66,000     Southtrust Corporation                                       2,565,750
     21,400     Suntrust Banks, Inc.                                         1,142,225
      8,800     TCF Financial Corporation                                      374,000
      8,500     U.S. Bancorp                                                   521,687
     75,700     Wachovia Corporation                                         4,608,238
     16,500     Washington Federal, Inc.                                       435,188
     20,100     Wells Fargo & Company                                        5,296,350
                                                                      ----------------
                                                                            45,027,077

                                      4

                        STATE FARM BALANCED FUND, INC.
                           PORTFOLIO OF INVESTMENTS
                                 MAY 31, 1997
                                 (UNAUDITED)

SHARES                                                                       VALUE

                CHEMICALS (5.2%)
    115,000     Air Products and Chemicals, Inc.                      $      8,941,250
     23,000     The Dow Chemical Company                                     1,917,625
     98,000     Great Lakes Chemical Corporation                             4,789,750
    120,000     International Flavors & Fragrances Inc.                      5,325,000
    110,000     Raychem Corporation                                          8,153,750
    207,000     Sigma-Aldrich Corporation                                    6,339,375
                                                                      ----------------
                                                                            35,466,750

                COMPUTERS AND SOFTWARE (4.4%)
      8,800     Electronic Data Systems Corporation                            328,900
    377,000     Hewlett-Packard Company                                     19,415,500
     68,600     International Business Machines Corporation                  5,933,900
     31,500(a)  Microsoft Corporation                                        3,906,000
     10,625(a)  NCR Corporation                                                345,313
                                                                      ----------------
                                                                            29,929,613

                CONSUMERS & MARKETING (4.1%)
    150,000     The Gillette Company                                        13,331,250
     80,000     Hon Industries Inc.                                          3,880,000
     27,100     Jostens, Inc.                                                  667,338
     16,900     McDonald's Corporation                                         849,225
     47,700     Minnesota Mining and Manufacturing Company                   4,376,475
    172,800     Rubbermaid International                                     4,816,800
                                                                      ----------------
                                                                            27,921,088

                ELECTRONIC MANUFACTURING (1.9%)
     31,200     Emerson Electric Co.                                         1,684,800
    107,400     General Electric Company                                     6,484,275
     31,000     Intel Corporation                                            4,696,500
                                                                      ----------------
                                                                            12,865,575

                                      5

                        STATE FARM BALANCED FUND, INC.
                           PORTFOLIO OF INVESTMENTS
                                 MAY 31, 1997
                                 (UNAUDITED)

SHARES                                                                       VALUE

                HEALTH CARE (9.0%)
     38,700     Allergan, Inc.                                        $      1,146,488
    427,751     Ballard Medical Products                                     8,234,207
    405,000     Biomet, Inc.                                                 7,568,437
     31,025     Covance Inc.                                                   577,840
    198,000     Johnson & Johnson                                           11,855,250
    106,000     Eli Lilly and Company                                        9,858,000
      5,400     Medtronic, Inc.                                                399,600
     50,000     Merck & Co., Inc.                                            4,493,750
    160,000     Pfizer Inc.                                                 16,460,000
     15,512     Quest Diagnostics Inc.                                         286,972
                                                                      ----------------
                                                                            60,880,544
                MEDIA (6.3%)
    331,165     The Walt Disney Company                                     27,114,134
     84,000     Lee Enterprises, Inc.                                        2,121,000
    200,000     Reuters Holdings PLC (ADR)                                  13,690,620
                                                                      ----------------
                                                                            42,925,754
                MINING AND METALS (2.0%)
    160,000     Nucor Corporation                                            9,440,000
     50,000     The RTZ Corporation PLC (ADR)                                3,487,500
     18,750     Steel Dynamics, Inc.                                           421,875
                                                                      ----------------
                                                                            13,349,375

                NON-ELECTRIC MANUFACTURING (0.9%)
     50,000     Caterpillar Inc.                                             4,881,250
     20,000     Illinois Tool Works Inc.                                       992,500
                                                                      ----------------
                                                                             5,873,750

                OIL AND GAS (5.4%)
     34,000     Amoco Corporation                                            3,038,750
    144,000     Chevron Corporation                                         10,080,000
    152,000     Exxon Corporation                                            9,006,000
    180,000     KN Energy, Inc.                                              7,582,500
     65,220     Pennzoil Company                                             3,611,558
     17,000     Royal Dutch Petroleum Company (ADR)                          3,319,250
                                                                      ----------------
                                                                            36,638,058
                RETAILING (0.2%)
     47,000     Wal-Mart Stores, Inc.                                        1,398,250


                                   6

                        STATE FARM BALANCED FUND, INC.
                           PORTFOLIO OF INVESTMENTS
                                 MAY 31, 1997
                                 (UNAUDITED)

SHARES                                                                       VALUE

                TELECOMMUNICATIONS & EQUIPMENT (7.5%)
    258,200(a)  ADC Telecommunications, Inc.                               $ 8,843,350
    170,000     AT & T Corp.                                                 6,268,750
     24,000(a)  Airtouch Communications, Inc.                                  669,000
     32,000     Ameritech Corporation                                        2,096,000
     83,000     Deutsche Telekom (ADR)                                       1,888,250
     68,000     LM Ericsson Telephone Company (ADR)                          2,422,500
     55,094     Lucent Technologies Inc.                                     3,505,356
    261,000     MCI Communications Corporation                              10,015,875
     64,000     Motorola, Inc.                                               4,248,000
    192,900     SBC Communications Inc.                                     11,284,650
                                                                      ----------------
                                                                            51,241,731

                UTILITIES - ELECTRIC (1.4%)
     69,000     Central and South West Corporation                           1,466,250
     36,000     Duke Power Company                                           1,620,000
     25,200     FPL Group, Inc.                                              1,171,800
     85,000     Pacificorp                                                   1,689,375
     80,000     Southern Company                                             1,700,000
     47,300     Teco Energy, Inc.                                            1,176,587
     28,000     Texas Utilities Company                                        962,500
                                                                      ----------------
                                                                             9,786,512

                MISCELLANEOUS (1.7%)
    124,100     Corning Incorporated                                         6,251,538
     84,375(a)  Osmonics, Inc.                                               1,381,640
     53,400     Vulcan Materials Company                                     3,898,200
                                                                      ----------------
                                                                            11,531,378
                                                                      ----------------
                   Total common stocks (cost: $209,683,800)                428,237,970

                     STATE FARM BALANCED FUND, INC.
                        PORTFOLIO OF INVESTMENTS
                              May 31, 1997
                              (Unaudited)

PRINCIPAL
AMOUNT                                                                               VALUE
                     LONG-TERM U.S. TREASURY OBLIGATIONS (26.6%)
$ 4,000,000          U.S. Treasury Notes, 8.625%, due August 15, 1997          $    4,028,400
  3,000,000          U.S. Treasury Notes, 8.750%, due October 15, 1997              3,035,340
  4,000,000          U.S. Treasury Notes, 8.125%, due February 15, 1998             4,062,840
  2,000,000          U.S. Treasury Notes, 7.875%, due April 15, 1998                2,034,500
  2,500,000          U.S. Treasury Notes, 9.000%, due May 15, 1998                  2,572,175
  3,000,000          U.S. Treasury Notes, 9.250%, due August 15, 1998               3,111,660
  2,500,000          U.S. Treasury Notes, 7.125%, due October 15, 1998              2,535,800
  3,000,000          U.S. Treasury Notes, 8.875%, due February 15, 1999             3,130,440
  2,000,000          U.S. Treasury Notes, 7.000%, due April 15, 1999                2,028,940
  2,000,000          U.S. Treasury Notes, 9.125%, due May 15, 1999                  2,105,660
  3,000,000          U.S. Treasury Notes, 6.375%, due July 15, 1999                 3,010,470
  1,500,000          U.S. Treasury Notes, 6.000%, due October 15, 1999              1,493,100
  2,500,000          U.S. Treasury Notes, 7.875%, due November 15, 1999             2,588,375
  3,000,000          U.S. Treasury Notes, 6.375%, due January 15, 2000              3,007,560
  2,000,000          U.S. Treasury Notes, 8.500%, due February 15, 2000             2,105,520
  3,000,000          U.S. Treasury Notes, 6.875%, due March 31, 2000                3,040,230
  3,000,000          U.S. Treasury Notes, 5.500%, due April 15, 2000                2,934,690
  3,000,000          U.S. Treasury Notes, 8.750%, due August 15, 2000               3,201,360
  3,000,000          U.S. Treasury Notes, 8.500%, due November 15, 2000             3,190,860
  4,200,000          U.S. Treasury Notes, 7.750%, due February 15, 2001             4,378,836
    625,000          U.S. Treasury Bonds, 13.125%, due May 15, 2001                   768,250
  2,000,000          U.S. Treasury Notes, 8.000%, due May 15, 2001                  2,105,640
    680,000          U.S. Treasury Bonds, 13.375%, due August 15, 2001                850,047
  1,000,000          U.S. Treasury Notes, 7.875%, due August 15, 2001               1,050,390
  5,500,000          U.S. Treasury Notes, 7.500%, due November 15, 2001             5,709,165
  5,000,000          U.S. Treasury Bonds, 14.250%, due February 15, 2002            6,547,550
  2,000,000          U.S. Treasury Notes, 7.500%, due May 15, 2002                  2,083,500
  7,500,000          U.S. Treasury Notes, 6.375%, due August 15, 2002               7,455,600
  2,570,000          U.S. Treasury Bonds, 11.625%, due November 15, 2002            3,164,184
  5,000,000          U.S. Treasury Notes, 6.250%, due February 15, 2003             4,931,250
  3,000,000          U.S. Treasury Bonds, 10.750%, due May 15, 2003                 3,609,840
  3,500,000          U.S. Treasury Notes, 5.750%, due August 15, 2003               3,356,115
  5,500,000          U.S. Treasury Bonds, 11.875%, due November 15, 2003            7,003,810
  5,000,000          U.S. Treasury Notes, 5.875%, due February 15, 2004             4,808,650


                                   8

                     STATE FARM BALANCED FUND, INC.
                        PORTFOLIO OF INVESTMENTS
                              May 31, 1997
                              (Unaudited)


PRINCIPAL
AMOUNT                                                                               VALUE

                     LONG-TERM U.S. TREASURY OBLIGATIONS (Continued)
$ 5,000,000          U.S. Treasury Notes, 7.250%, due May 15, 2004             $  5,176,900
  6,000,000          U.S. Treasury Notes, 7.250%, due August 15, 2004             6,212,220
  1,500,000          U.S. Treasury Bonds, 11.625%, due November 15, 2004          1,933,215
  5,000,000          U.S. Treasury Notes, 7.500%, due February 15, 2005           5,254,600
  1,785,000          U.S. Treasury Bonds, 8.250%, due May 15, 2005                1,864,647
  3,500,000          U.S. Treasury Notes, 6.500%, due May 15, 2005                3,467,415
  4,800,000          U.S. Treasury Bonds, 10.750%, due August 15, 2005            6,018,000
  2,000,000          U.S. Treasury Notes, 5.875%, due November 15, 2005           1,897,700
 11,500,000          U.S. Treasury Bonds, 9.375%, due February 15, 2006          13,543,435
  2,000,000          U.S. Treasury Notes, 6.875%, due May 15, 2006                2,025,140
  3,000,000          U.S. Treasury Notes, 7.000%, due July 15, 2006               3,062,550
 10,000,000          U.S. Treasury Notes, 6.250%, due February 15, 2007           9,718,000
  1,000,000          U.S. Treasury Bonds, 10.375%, due November 15,  2009         1,209,080
  7,000,000          U.S. Treasury Bonds, 10.000%, due May 15, 2010               8,375,780
                                                                               ------------
                       Total long-term U.S. Government obligations
                       (cost: $182,509,622)                                     180,799,429



                        STATE FARM BALANCED FUND, INC.
                           PORTFOLIO OF INVESTMENTS
                                 MAY 31, 1997
                                 (UNAUDITED)


PRINCIPAL
AMOUNT                                                                                      VALUE
                        SHORT-TERM INVESTMENTS (10.0%)
  $27,000,000   U.S. Treasury bills, 5.02% to 5.14% effective yield, due June to
                to August, 1997                                                      $     26,851,950
   21,100,000   General Electric Capital Corp.,5.60%, 6-3-1997                             21,136,166
   18,710,000   General Motors Acceptance Corp.,5.53%, 6-10-1997                           18,718,626
    1,255,000   General Motors Acceptance Corp.,5.62%, 6-10-1997                            1,255,196
                                                                                     ----------------
                   Total short-term investments (cost $67,939,541)                         67,961,938
                                                                                     ----------------

           TOTAL INVESTMENTS (99.6%) (cost: $460,132,963)                                 676,999,337

           CASH AND OTHER ASSETS,
                   LESS LIABILITIES (.4%)                                                   2,389,707
                                                                                     ----------------
           NET ASSETS (100.0%)                                                            679,389,044
                                                                                     ================

Notes   (a)  Non-income producing security.

        (b) At May 31, 1997, net unrealized appreciation of $216,866,374 consisted of gross unrealized appreciation of $221,931,678 and gross unrealized depreciation of $5,065,304 based on cost of $460,132,963 for federal income tax purposes.


              See accompanying notes to financial statements.

                        STATE FARM BALANCED FUND, INC.
                     STATEMENT OF ASSETS AND LIABILITIES
                                 MAY 31, 1997
                                 (UNAUDITED)


                                    ASSETS
Investments, at value (cost $460,132,963)                                                   $   676,999,337
Cash                                                                                                655,012
Receivable for:
   Dividends and interest                                                   $  3,579,460
   Shares of the Fund sold                                                       645,474
   Sundry                                                                          4,725          4,229,659
                                                                            ------------
Prepaid expenses                                                                                     29,755
                                                                                            ---------------
   Total assets                                                                                 681,913,763

                          LIABILITIES AND NET ASSETS

Payable for:
   Shares of the Fund redeemed                                                 1,049,178
   Securities purchased                                                        1,255,000
   Other accounts payable (including $198,578 to Manager)                        220,541
                                                                            ------------
      Total liabilities                                                                           2,524,719
                                                                                            ---------------


Net assets applicable to 16,064,882 shares outstanding
   of $1.00 par value common stock (40,000,000
   shares authorized)                                                                       $   679,389,044
                                                                                            ===============

Net asset value, offering price and redemption
   price per share                                                                          $         42.29
                                                                                            ===============

                            ANALYSIS OF NET ASSETS

Excess of amounts received from sales of shares
   over amounts paid on redemptions of shares
   on account of capital                                                                    $   428,156,951
Undistributed net realized gain on sales of investments                                          11,981,519
Net unrealized appreciation of investments                                                      216,866,374
Undistributed net investment income                                                              22,384,200
                                                                                            ---------------
Net assets applicable to shares outstanding                                                 $   679,389,044
                                                                                            ===============

              See accompanying notes to financial statements.

                        STATE FARM BALANCED FUND, INC.
                           STATEMENT OF OPERATIONS

                                                           SIX MONTHS ENDED      YEAR ENDED
                                                             MAY 31, 1997       NOVEMBER 30,
                                                             (UNAUDITED)            1996
INVESTMENT INCOME:
   Dividends (net of foreign withholding taxes of
     $64,379 in 1997 and $50,782 in 1996)                     $  3,400,224         5,482,441
   Interest                                                      8,431,872        15,309,121
                                                              ------------      ------------
     Total investment income                                    11,832,096        20,791,562

EXPENSES:
   Investment advisory and management fees                         391,177           699,356
   Professional fees                                                13,298            24,573
   ICI dues                                                         10,751            20,958
   Registration fees                                                11,133            21,227
   Fidelity bond expense                                             2,472             4,981
   Directors' fees                                                   1,800             4,500
   Reports to shareowners                                            5,350            14,319
   Franchise taxes                                                   8,230            13,277
   Custodian fees                                                   13,706            31,864
   Other                                                             2,740             4,000
                                                              ------------      ------------
     Total expenses                                                460,657           839,055
     Less: custodian fees paid indirectly                               --            22,206
                                                              ------------      ------------
     Net expenses                                                  460,657           816,849
                                                              ------------      ------------
Net investment income                                           11,371,439        19,974,713

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain on sales of investments                    11,981,519        19,696,852
   Change in net unrealized appreciation                        13,972,574        44,174,789
                                                              ------------      ------------

Net realized and unrealized gain on investments                 25,954,093        63,871,641
                                                              ------------      ------------

Net change in net assets resulting
   from operations                                            $ 37,325,532        83,846,354
                                                              ============      ============

              See accompanying notes to financial statements.

                        STATE FARM BALANCED FUND, INC.
                     STATEMENT OF CHANGES IN NET ASSETS


                                                       SIX MONTHS ENDED          YEAR ENDED NOVEMBER 30,
                                                         MAY 31, 1997              1996              1995
                                                         (UNAUDITED)
From operations:
   Net investment income                                $    11,371,439         19,974,713        15,776,783
   Net realized gain on sales of
     investments                                             11,981,519         19,696,852         3,027,922
   Change in net unrealized appreciation                     13,972,574         44,174,789        82,375,184
                                                        ---------------    ---------------   ---------------
   Net change in net assets resulting
     from operations                                         37,325,532         83,846,354       101,179,889

   Undistributed net investment
     income included in price of
     shares issued and redeemed                                 281,604          1,103,905         1,310,468

   Distributions to shareowners from:
     Net investment income (per share $.72
        in 1997, $1.30 in 1996 and $1.19 in
        1995)                                               (10,750,448)       (17,457,079)      (14,601,565)
     Net realized gain (per share $1.325
        in 1997, $.19 in 1996 and $.185 in 1995)            (19,696,852)        (3,027,922)       (2,185,924)
                                                        ---------------    ---------------   ---------------

   Total distributions to shareowners                       (30,447,300)       (20,485,001)      (16,787,489)

From Fund share transactions:
   Proceeds from shares sold                                 58,409,732        101,714,529        71,322,157
   Reinvestment of ordinary income dividends
     and capital gain distributions                          29,484,196         19,818,987        15,888,903
                                                        ---------------    ---------------   ---------------
                                                             87,893,928        121,533,516        87,211,060
   Less payments for shares redeemed                         41,758,186         59,654,782        43,678,734
                                                        ---------------    ---------------   ---------------
   Net increase in net assets from Fund
     share transactions                                      46,135,742         61,878,734        43,532,326
                                                        ---------------    ---------------   ---------------
Total increase in net assets                                 53,295,578        126,343,992       129,235,194
Net assets:
   Beginning of period                                      626,093,466        499,749,474       370,514,280
                                                        ---------------    ---------------   ---------------
   End of period (including undistributed
     net investment income of $22,384,200
     in 1997, $21,481,605 in 1996 and
     $17,860,066 in 1995)                               $   679,389,044        626,093,466       499,749,474
                                                        ===============    ===============   ===============


                See accompanying notes to financial statements

                        STATE FARM BALANCED FUND, INC.
                        NOTES TO FINANCIAL STATEMENTS
                                 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

   SECURITY VALUATION - Investments are stated at value. Stocks traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Long-term debt securities and U.S. Treasury bills are valued using quotations provided by an independent pricing service. Short-term debt securities other than U.S. Treasury bills, are valued on an amortized cost basis. Any securities not valued as described above are valued at fair value as determined in good faith by the Board of Directors or its delegate.

    SECURITY TRANSACTIONS AND INVESTMENT INCOME Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses from security transactions are reported on an identified cost basis.

    FUND SHARE VALUATION - Fund shares are sold and redeemed on a continuous basis at net asset value. Net asset value per share is determined daily as of 3:00 p.m. Bloomington, Illinois time on each business day other than weekend and holiday closings, except that the Fund need not compute a net asset value on any day when no purchase or redemption order has been received by the Fund. The net asset value per share is computed by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding.

   FEDERAL INCOME TAXES, DIVIDENDS AND DISTRIBUTIONS TO SHAREOWNERS - It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute all of its taxable income, as well as any net realized gain on sales of investments reportable for federal income tax purposes. The Fund has complied with this policy and, accordingly, no provision for federal income taxes is required.

    On June 13, 1997, an ordinary income dividend of $.75 per share was declared, payable June 30, 1997 (reinvestment date June 30, 1997) to shareowners of record on June 13, 1997.

    Dividends and distributions payable to its shareowners are recorded by the Fund on the ex-dividend date.

    EQUALIZATION ACCOUNTING - A portion of proceeds from sales and payments on redemptions of Fund shares is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of shares.

    CUSTODIAN FEES - For the period ended May 31, 1997, the Fund no longer receives fee reductions for balances maintained with the custodian, as interest on cash balances is reflected as income rather than an offset to custodian fees. Custodian fees for the year ended November 30, 1996 were reduced based on the Fund's cash balances maintained with the custodian.

2. TRANSACTIONS WITH AFFILIATES

The Fund has an investment advisory and management services agreement with State Farm Investment Management Corp. (Manager) pursuant to which the Fund pays the Manager an annual fee (computed on a daily basis and paid quarterly) of .20% of the first $100 million of average net assets, .15% of the next $100 million of average net assets and .10% of the average net assets in excess of $200 million. The Manager guarantees that all expenses of the Fund, including the compensation of the Manager but excluding taxes, interest, extraordinary litigation expenses, brokerage commissions and other portfolio transaction costs, shall not exceed .40% of average net assets annually.

                        STATE FARM BALANCED FUND, INC.
                        NOTES TO FINANCIAL STATEMENTS
                                 (UNAUDITED)

    Under the terms of this agreement, the Fund incurred fees of $391,177, for the six months ended May 31, 1997 and $699,356 for the year ended November 30, 1996. The Fund does not pay any discount, commission or other compensation for transfer agent or underwriting services provided by the Manager.

    Certain officers and/or directors of the Fund are also officers and/or directors of the Manager. The Fund made no payments to its officers or directors during the six months ended May 31, 1997 and the year ended November 30, 1996, except for directors' fees of $1,800 for the six months ended May 31, 1997 and $4,500 for the year ended November 30, 1996 paid to the Fund's independent directors.


3. INVESTMENT TRANSACTIONS

    Investment transactions (exclusive of short-term instruments) are as follows:


                              SIX MONTHS ENDED          YEAR ENDED NOVEMBER 30,
                                MAY 31, 1997            1996              1995
   Purchases                  $    40,265,959        124,248,498        50,802,670
   Proceeds from sales             31,840,452         49,420,816        21,538,464
                              ===============      =============     =============

4. FUND SHARE TRANSACTIONS

    Proceeds and payments on Fund shares as shown in the statement of changes in net assets are in respect of the following number of shares:


                                                          SIX MONTHS ENDED         YEAR ENDED NOVEMBER 30,
                                                            MAY 31, 1997           1996              1995
   Shares sold                                                1,468,110          2,713,063         2,152,790
   Shares issued in reinvestment of ordinary
     income dividends and capital gain
     distributions                                              749,090            525,667           501,082
                                                              ---------          ---------         ---------
                                                              2,217,200          3,238,730         2,653,872
   Less shares redeemed                                       1,046,519          1,579,058         1,326,997
                                                              ---------          ---------         ---------
   Net increase in shares
     outstanding                                              1,170,681          1,659,672         1,326,875
                                                              =========          =========         =========

                        STATE FARM BALANCED FUND, INC.
                             FINANCIAL HIGHLIGHTS


                                       SIX MONTHS ENDED                      YEAR ENDED NOVEMBER 30,
                                         MAY 31, 1997       1996          1995         1994       1993     1992
                                         (UNAUDITED)
Net Asset Value, Beginning of
    Period                                 $   42.04        37.76        31.12        30.88      31.24    27.98
    Income from Investment
    ----------------------
         Operations
         ----------
    Net Investment Income                        .67         1.39         1.25         1.03        .98      .98
         Net Gains or Losses on
             Securities (both realized
                 and unrealized)                1.63         4.38         6.77          .17       (.09)    3.29
                                           --------------------------------------------------------------------
    Total from Investment
         Operations                             2.30         5.77         8.02         1.20        .89     4.27
    Less Distributions
    ------------------
         Net investment income                  (.72)       (1.30)       (1.19)        (.89)     (1.01)    (.89)
         Capital gains                         (1.33)        (.19)        (.19)        (.07)      (.24)    (.12)
                                           --------------------------------------------------------------------
    Total Distributions                        (2.05)       (1.49)       (1.38)        (.96)     (1.25)   (1.01)
Net Asset Value, End of Period             $   42.29        42.04        37.76        31.12      30.88    31.24
                                           ====================================================================
Total Return                                    5.82%       15.78%       26.53%        3.98%      2.91%   15.43%
------------
Ratios/Supplemental Data
------------------------
Net assets, end of period
    (millions)                             $   679.4        626.1        499.7        370.5      327.8    259.7
Ratio of expenses to average
    net assets                                   .15%(a)      .15%         .17%(b)      .17%       .19%     .22%
Ratio of net investment income
    to average net assets                       3.60%(a)     3.63%        3.66%        3.36%      3.20%    3.29%
Portfolio turnover rate                            6%(a)        9%           6%           4%         4%       4%
Number of shares outstanding
    at end of period
         (millions)                             16.1         14.9         13.2         11.9       10.6      8.3

Average commission rate paid (c)           $   .0469        .0599            -            -          -        -


(a) Determined on an annualized basis.
(b) The ratio based on net custodian expenses would have been .16% in 1995.
(c) For fiscal years beginning 1996, a fund is required to disclose its average commission rate per share for trades in which a commission is charged.